UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 12b-25

Commission File Number: 333-142666

NOTIFICATION OF LATE FILING

(Check One): ☐ Form 10-K  ☐ Form 20-F ☐ Form 11-K  ☒ Form 10-Q  ☐ Form 10-D ☐ Form N-SAR ☐ Form N-CSR

For Period Ended: September 30, 2009

☐ Transition Report on Form 10-K
☐ Transition Report on Form 20-F
☐ Transition Report on Form 11-K
☐ Transition Report on Form 10-Q
☐ Transition Report on Form N-SAR

For the Transition Period Ended:

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I
REGISTRANT INFORMATION

Madison Enterprises Group, Inc.
Full Name of Registrant

Former Name if Applicable

488 Madison Avenue, Suite 1100
Address of Principal Executive Office (Street and Number)

New York, NY 10022
City, State and Zip Code

PART II
RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check appropriate box.)  ☒ Yes  ☐ No

☒	(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

☒	(b)
The subject annual report, semi-annual report, transition report on Form 10-K, 20-F, 11-K or N-SAR, or portion thereof, will be filed on or before the 15th calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

	(c)	The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III
NARRATIVE

State below in reasonable detail the reasons why Form 10-K, 11-K, 20-F, 10-Q, N-SAR, or the transition report or portion thereof, could not be filed within the prescribed time period.

The Registrant is in the process of preparing and reviewing the financial and other information for the report on Form 10-Q for the quarter ended September 30, 2009.  Pursuant to Rule 13a-13 of the Securities Exchange Act of 1934, the first quarterly report of the Registrant was due to be filed 45 days after the November 10, 2009 effective date of the registration statement, or on December 28, 2009 as the first business day after December 25, 2009.  The Form 10-Q could not be completed on or before the December 28, 2009 prescribed due date without unreasonable effort or expense.

PART IV
OTHER INFORMATION

(1)  Name and telephone number of person to contact in regard to this notification

Alan P. Fraade, Esq.	(212)	486-2500
(Name)	(Area Code)	(Telephone Number)

(2)  Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). ☒ Yes ☐ No

(3)  Is it anticipated that any significant change in results of operation for the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? ☐ Yes ☒ No

MADISON ENTERPRISES GROUP, INC.
(Name of Registrant as Specified in Charter)

Has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: December 29, 2009	By:	/s/ Alan P. Fraade
Vice President and Secretary